Accumulated Other Comprehensive Income: Reclassification out of Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Details
Accumulated Other Comprehensive Income Reclassification for unrealized net gains on available-for-sale securities	$ (4,083)
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	(4,083)
Reclassifications from accumulated other comprehensive income, tax expense (benefit)	(1,429)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ (2,654)